UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811- 23373

EXCHANGE PLACE ADVISORS TRUST
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Stacy H. Louizos, Esq.

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

(212) 885-5147

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

April 30, 2024

FORT PITT CAPITAL TOTAL RETURN FUND c/o U.S. Bank Global Fund Services P.O. Box 701
Milwaukee, WI 53201-0701
1-866-688-8775

Fort Pitt Capital Total Return Fund

Dear Fellow Shareholders,

As of April 30, 2024, the net asset value (“NAV”) of the Fort Pitt Capital Total Return Fund (the “Fund”) was $26.96 per share. Total return (including a $4.6569 per share dividend) for the semi-annual fiscal period ended April 30, 2024, was 25.00%. This compares with a total return of 20.98% for the S&P 500 Index (“S&P 500”) for the same period.

Consistent with the recent trend, the Fund’s holdings in the technology sector were the primary contributors to the outperformance. And within the technology sector, the artificial intelligence (“AI”) beneficiaries were at the top of the list of winners. However, returns were more evenly distributed across market sectors over the past six months. Holdings within the financial services, healthcare, and industrial sectors also contributed to strong performance results.

Our top five performers were Coherent Corp., Advanced Micro Devices, Broadcom Inc., Lam Research Corp., and Zebra Technologies Corp. Shares of Coherent Corp benefited from a cyclical recovery in end markets such as telecom and semiconductor capital equipment. Coherent also experienced strong demand for their optical equipment to be utilized for AI infrastructure within data centers. Shares of Advanced Micro Devices were well supported by multiple increases to their datacenter graphics processing units revenue forecasts and continued share gains from Intel in server and PC central processing units. Broadcom shares were boosted by significant increases in capital expenditure plans from the top U.S. cloud service providers, which is expected to ramp into a strong multi-year spending cycle in the AI infrastructure build-out and support demand for Broadcom’s custom chips. Shares of Lam Research Corp advanced as semiconductor equipment spending fundamentals have shown improvement and investors have grown more confident in Lam’s backlog visibility and the growth outlook. Zebra Technologies shares climbed as the company reported a sequential improvement in retail and mobile computing demand and issued improved full-year revenue guidance.

Our bottom five performers were Lululemon Athletica Inc., Starbucks Corp., Bristol-Myers Squibb Company, Keysight Technologies Inc., and Gaming & Leisure Properties Inc. Shares of Lululemon were hit hard after the company posted quarterly earnings results that showed continued strength in their international segments but a miss in overall same-store-sales comps. Lululemon’s full-year guidance also fell below consensus expectations for both revenue and earnings per share, leaving investors concerned about an increasingly competitive environment. Starbucks Corp., a new addition in the fiscal second quarter, disappointed investors as same-store-sales growth and earnings results missed management’s ambitious goals. Bristol-Myers Squibb Company shares dropped as investors remained unimpressed with the gradual launch of new products and concerns remain about the overhang from future loss of exclusivity with several key drugs. While the stock is clearly cheap, we struggled to identify a catalyst to improve investor sentiment and normalize the depressed valuation. As a result, we exited our Bristol-Myers position. Shares of Keysight Technologies, also a new addition to the Fund in the fiscal second quarter, declined marginally as near-term weakness in the Smartphone and commercial communications segments have delayed expectations for a recovery in business trends. Shares of Gaming & Leisure Properties fell as interest rates climbed, translating to a continuation of elevated cost of capital levels for Real Estate Investment Trusts.

The Fund’s total return for the one-year period ended April 30, 2024, was 22.42%, compared to 22.66% for the S&P 500. The Fund’s annualized total return for the three-year period ended April 30, 2024, was 5.17%, compared to 8.06% for the S&P 500. Over the five-year period ended

Fort Pitt Capital Total Return Fund

April 30, 2024, the Fund’s annualized total return was 8.54%, while the S&P 500’s annualized return was 13.19%. Over the ten-year period ended April 30, 2024, the Fund’s annualized total return was 9.55%, while the S&P 500’s annualized return was 12.41%. Since inception on December 31, 2001, through April 30, 2024, the Fund has produced a total return of 8.67% annualized (540.05% cumulative), compared to 8.94% annualized (576.45% cumulative) for the S&P 500. The Fund’s total annual gross operating expense ratio is 1.17% (1.00% net), as of the Fund’s most recently filed Prospectus.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. Performance data quoted does not reflect any redemption fees for shares purchased prior to the elimination of the Fund’s short-term redemption fees. If reflected, total returns would be reduced. Performance figures reflect fee waivers in effect. In the absence of waivers, total returns would be lower. Fort Pitt Capital Group, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses through at least February 27, 2025.

The economy continued to defy expectations and remained resilient. The advanced Q1 Gross Domestic Product (a measure of the value of total final output of goods and services produced by an economy) print of 1.6% came in below expectations for 2.4% growth and represented a significant slowdown compared to the fourth quarter’s impressive 3.5% growth rate. However, the first quarter GDP miss was primarily attributable to volatile categories such as inventories and trade, while consumer spending and residential investment remained strong. Employment growth averaged a solid 245,000 monthly additions to the payrolls over the year’s first four months. U.S. manufacturing activity expanded in March for the first time since September 2022. And consumer balance sheets are still reasonably healthy in aggregate.

It’s difficult to find compelling evidence that our economy is buckling under the weight of overly restrictive interest rates. Back in January, markets were pricing in six or seven interest rate cuts in 2024. We felt those calls were wildly misguided and unrealistic unless something went horribly wrong in the financial system. The avoidance of financial catastrophes combined with better economic data, the string of robust job gains, and sticky inflation readings have led the market to dramatically reprice expectations for interest rate cuts from the Fed this year. Market pricing currently points to only one or two cuts in 2024, and we’ve recently heard several Federal Reserve Governors ponder the big question out loud – do they need to cut at all this year?

In aggregate, equity markets have taken the repricing of interest rate cut expectations in stride and have managed to shake off a string of hotter-than-expected inflation reports in short order. We’d primarily attribute that outcome to a shift in the narrative. Markets have at least temporarily moved away from the “bad news is good news” because it means faster and deeper rate cuts view. Investors are instead focusing on the view that “good news is good news” because stronger economic growth, a healthy labor market, and some residual inflation in the system are positives for corporate earnings growth. We’ll see how these dueling narratives unfold throughout the year. But we suspect the bond market will be the final arbiter. Interest rates breaking above their recent range and returning to the highs seen last fall would present a meaningful challenge to the equity market rally.

Fort Pitt Capital Total Return Fund

Thank you for your continued support of our Fund.

Dan Eye

Portfolio Manager

Mutual fund investing involves risk; principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Small and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies.

The opinions expressed are those of Dan Eye through the end of the period for this report, are subject to change, and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Diversification does not assure a profit nor protect against loss in a declining market.

The contributors/detractors listed above do not represent all securities purchased or sold during the period. To obtain a list showing the contribution of each holding to overall performance and the calculation methodology, please call 412-921-1822.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

This information is intended for the shareholders of the Fund and is not for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the schedule of investments section of this report.

Fort Pitt Capital Group, LLC is the Advisor to the Fort Pitt Capital Total Return Fund, which is distributed by Quasar Distributors, LLC.

Fort Pitt Capital Total Return Fund

ALLOCATION OF PORTFOLIO INVESTMENTS
at April 30, 2024 (Unaudited)

Percentages represent market value as a percentage of total investments.

EXPENSE EXAMPLE
at April 30, 2024 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (11/1/23 – 4/30/24).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bank Global Fund Services, the Fund’s transfer agent. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fort Pitt Capital Total Return Fund

EXPENSE EXAMPLE (Continued)
at April 30, 2024 (Unaudited)

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	11/1/23	4/30/24	11/1/23 – 4/30/24
Actual	$1,000.00	$1,250.00	$5.59
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
at April 30, 2024 (Unaudited)

COMMON STOCKS – 97.6%	Shares	Value
Aerospace/Defense – 2.2%
RTX Corp.	13,301	$1,350,317
Applications Software – 6.6%
Microsoft Corp.	10,572	4,115,997
Brewery – 3.8%
Constellation Brands, Inc. – Class A	9,285	2,353,376
Commercial-Services – 1.7%
GXO Logistics, Inc.(a)	21,397	1,062,575
Computers – 2.4%
Apple, Inc.	8,730	1,486,981
Diagnostic Equipment – 6.7%
Danaher Corp.	5,972	1,472,815
Thermo Fisher Scientific, Inc.	4,730	2,690,045
		4,162,860
Diversified Manufacturing Operations – 8.8%
Parker-Hannifin Corp.	9,971	5,433,298
Electronic Components-Semiconductors – 11.3%
Advanced Micro Devices, Inc.(a)	28,530	4,518,581
Broadcom, Inc.	1,088	1,414,694
Texas Instruments, Inc.	6,087	1,073,869
		7,007,144
Electronic Measuring Instruments – 0.8%
Keysight Technologies, Inc.(a)	3,537	523,264
Finance-Investment Banking-Brokerages – 3.7%
Charles Schwab Corp.	30,963	2,289,714
Instruments-Controls – 1.4%
Honeywell International, Inc.	4,625	891,376
Insurance Brokers – 6.3%
Arthur J. Gallagher & Co.	16,633	3,903,599
Investment Management-Advisor Services – 3.3%
Apollo Global Management, Inc.	18,594	2,015,218
Lasers-Systems-Components – 3.6%
Coherent Corp.(a)	41,021	2,240,977

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

COMMON STOCKS – 97.6% (Continued)	Shares	Value
Machinery-Farm – 2.7%
Deere & Co.	4,290	$1,679,149
Medical Products – 3.7%
Abbott Laboratories	21,934	2,324,346
Medical-Drugs – 2.3%
Merck & Co., Inc.	11,174	1,443,904
Office Automation & Equipment – 1.8%
Zebra Technologies Corp. – Class A(a)	3,470	1,091,523
Oil Companies -Exploration & Production – 1.9%
Devon Energy Corp.	22,875	1,170,742
Pipelines – 1.1%
Kinder Morgan, Inc.	35,560	650,037
Private Equity – 2.7%
Blackstone, Inc.	14,470	1,687,347
Retail-Apparel/Shoes – 1.7%
Lululemon Athletica, Inc.(a)	2,875	1,036,725
Retail-Building Products – 2.8%
Lowe’s Cos., Inc.	7,580	1,728,164
Retail-Gardening Products – 1.4%
Tractor Supply Co.	3,270	892,972
Retail-Restaurants – 1.6%
Starbucks Corp.	11,290	999,052
Semiconductor Equipment – 1.6%
Lam Research Corp.	1,109	991,901
Super-Regional Banks-U.S. – 2.8%
PNC Financial Services Group, Inc.	11,527	1,766,628
Telecommunication Equipment – 2.9%
Ciena Corp.(a)	38,872	1,797,052
Web Portals-Internet Service Providers – 4.0%
Alphabet, Inc. – Class A(a)	15,241	2,480,930
TOTAL COMMON STOCKS
(Cost $29,111,604)		60,577,168

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUST – 1.5%	Shares	Value
Real Estate – 1.5%
Gaming and Leisure Properties, Inc.	21,261	$908,482
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,067,840)		908,482

MONEY MARKET FUND – 1.0%
Money Market Fund – 1.0%
Invesco STIT-Government & Agency Portfolio –
Institutional Class, 5.24%(b)	603,385	603,385
TOTAL MONEY MARKET FUND
(Cost $603,385)		603,385
TOTAL INVESTMENTS – 100.1%
(Cost $30,782,829)		62,089,035
Liabilities in Excess of Other Assets – (0.1)%		(51,531)
TOTAL NET ASSETS – 100.0%		$62,037,504

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized yield as of April 30, 2024.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2024 (Unaudited)

ASSETS
Investments, at market value (cost $30,782,829)	$62,089,035
Receivables:
Fund shares sold	952
Dividends and interest	69,235
Prepaid expenses	12,913
Total assets	62,172,135

LIABILITIES
Due to advisor	30,764
Fund shares redeemed	9,722
Audit fees	31,443
Administration and fund accounting fees	21,450
Transfer agent fees and expenses	16,163
Shareholder reporting fees	8,418
Trustee fees and expenses	6,526
Chief Compliance Officer fee	3,709
Legal fees	2,362
Custody fees	2,302
Accrued expenses	1,772
Total liabilities	134,631

NET ASSETS	$62,037,504

COMPONENTS OF NET ASSETS
Paid-in capital	$21,648,035
Total distributable earnings	40,389,469
Total net assets	$62,037,504

Shares outstanding (unlimited number of shares authorized, par value $0.01)	2,301,511
Net Asset Value, Redemption Price and Offering Price Per Share	$26.96

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENT OF OPERATIONS
For the six months ended April 30, 2024 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$364,835
Interest	19,315
Total investment income	384,150

Expenses
Advisory fees (Note 4)	234,689
Administration and fund accounting fees (Note 4)	41,129
Transfer agent fees and expenses (Note 4)	21,366
Registration fees	10,647
Audit fees	10,443
Sub-transfer agent expenses (Note 4)	9,485
Trustee fees and expenses	8,776
Custody fees (Note 4)	7,848
Chief Compliance Officer fees (Note 4)	7,459
Shareholder reporting	4,235
Legal fees	3,659
Miscellaneous expense	2,554
Insurance expense	2,126
Total expenses before fee waiver	364,416
Less: fee waiver from Advisor (Note 4)	(55,614)
Net expenses	308,802
Net investment income	75,348

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	9,053,966
Change in unrealized appreciation/(depreciation) on investments	4,315,075
Net realized and unrealized gain on investments	13,369,041
Net increase in net assets resulting from operations	$13,444,389

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
OPERATIONS
Net investment income	$75,348	$544,930
Net realized gain on investments	9,053,966	9,274,850
Change in unrealized appreciation/(depreciation) on investments	4,315,075	(6,779,243)
Net increase in net assets resulting from operations	13,444,389	3,040,537

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(9,800,362)	(5,379,943)
Total distributions	(9,800,362)	(5,379,943)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	481,815	1,236,699
Proceeds from shares issued in reinvestment of dividends	9,735,135	5,346,504
Cost of shares redeemed	(9,550,236)	(11,117,685)
Net increase/(decrease) in net assets resulting from capital share transactions	666,714	(4,534,482)
Total increase/(decrease) in net assets	4,310,741	(6,873,888)

NET ASSETS
Beginning of period	57,726,763	64,600,651

End of period	$62,037,504	$57,726,763

CHANGES IN SHARES OUTSTANDING
Shares sold	18,160	46,462
Shares issued in reinvestment of dividends	396,543	206,988
Shares redeemed	(362,462)	(413,650)
Net increase/(decrease) in Fund shares outstanding	52,241	(160,200)
Shares outstanding, beginning of period	2,249,270	2,409,470
Shares outstanding, end of period	2,301,511	2,249,270

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	For the six
	months ended
	April 30, 2024		For the Year Ended October 31,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.66		$26.81	$34.53	$25.06	$27.35	$25.81
Income from investment operations:
Net investment income	0.05		0.24	0.21	0.20	0.28	0.29
Net realized and unrealized gain/(loss) on investments	5.91		0.87	(5.59)	9.53	(0.34)	2.89
Total from investment operations	5.96		1.11	(5.38)	9.73	(0.06)	3.18
Less dividends:
Dividends from net investment income	(0.25)		(0.22)	(0.20)	(0.26)	(0.28)	(0.26)
Dividends from net realized gains	(4.41)		(2.04)	(2.14)	—	(1.95)	(1.38)
Total dividends	(4.66)		(2.26)	(2.34)	(0.26)	(2.23)	(1.64)
Redemption fees	—		—	—	—	0.00#	0.00#
Net asset value, end of period	$26.96		$25.66	$26.81	$34.53	$25.06	$27.35
Total return[1]	25.00	% [2]	4.07%	-16.87%	39.00%	-0.76%	13.60%
Supplemental data and ratios:
Net assets, end of period	$62,037,504		$57,726,763	$64,600,651	$87,011,297	$69,386,500	$73,606,705
Ratio of net expenses to average net assets:
Before fee waivers	1.18	% [3]	1.17%	1.14%	1.15%	1.39%	1.38%
After fee waivers	1.00	% [3]	1.00%	1.00%	1.04%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before fee waivers	0.06	% [3]	0.67%	0.53%	0.48%	0.93%	0.96%
After fee waivers	0.24	% [3]	0.84%	0.67%	0.59%	1.08%	1.10%
Portfolio turnover rate	11	% [2]	19%	14%	4%	8%	13%

#	Amount is less than $0.01 per share.

[1]	Total return reflects reinvested dividends but does not reflect the impact of taxes.

[2]	Not Annualized.

[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS
at April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Fort Pitt Capital Total Return Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 31, 2001.

The investment goal of the Fund is to seek to realize a combination of long-term capital appreciation and income that will produce maximum total return. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.	Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.	Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified with the capital accounts based on their Federal tax treatment.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.	Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.	REITs: The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in their annual distribution to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.	Events Subsequent to the Fiscal Period End: In preparing the financial statements as of April 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. A Special Meeting of shareholders of the Fort Pitt Capital Total Return Fund took place on June 20, 2024 (see Note 10).

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities – The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities – Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment advisor, Fort Pitt Capital Group, LLC (the “Advisor”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Advisor, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities is not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$60,577,168	$—	$—	$60,577,168
Real Estate Investment Trust	908,482	—	—	908,482
Money Market Fund	603,385	—	—	603,385
Investment in Securities	$62,089,035	$—	$—	$62,089,035

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.76%, based upon the average daily net assets of the Fund. For the six months ended April 30, 2024, the Fund incurred $234,689 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to contractually reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions, and extraordinary expenses) to 1.00% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval. Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses. For the six months ended April 30, 2024, the Advisor reduced its fees in the amount of $55,614; no amounts were reimbursed to the Advisor. The Advisor may recapture portions of the amounts shown below no later than the corresponding dates:

Date	Amount
10/31/2024	$46,017
10/31/2025	102,748
10/31/2026	110,211
4/30/2027	55,614
$314,590

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees. The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended April 30, 2024, are disclosed in the statement of operations.

The Fund has entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services. These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

account status, and facilitating shareholder telephone transactions. The Fund expensed $9,485 of sub-transfer agent fees during the six months ended April 30, 2024. These fees are included in the transfer agent fees and expenses amount disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC, doing business as ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $6,528,697 and $15,414,764, respectively. There were no purchases and sales of U.S. government securities during the six months ended April 30, 2024.

NOTE 6 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during six months ended April 30, 2024 and year ended October 31,

2023 was as follows:

	April 30, 2024	October 31, 2023
Ordinary income	$519,592	$525,014
Long-term capital gains	9,280,770	4,854,929

As of October 31, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$30,732,259
Gross tax unrealized appreciation	27,971,031
Gross tax unrealized depreciation	(985,821)
Net tax unrealized appreciation (a)	26,985,210
Undistributed ordinary income	570,061
Undistributed long-term capital gain	9,190,170
Total distributable earnings	9,760,231
Total accumulated earnings/(losses)	$36,745,441

(a)	The book-basis and tax-basis net unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

●	General Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors, which has resulted in disruptions to business operations

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

●	Sector Emphasis Risks: Securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

●	Equity Securities Risks: The price of equity securities may rise or fall because of economic or political changes or changes in a company’s financial condition, sometimes rapidly or unpredictably. In addition, as noted below, certain sectors of the market may be “out of favor” during a particular time period which can result in volatility in equity price movements. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions.

●	Large Capitalization Company Risks: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

●	Small- and Medium-Capitalization Company Risks: Investing in small and medium capitalization companies can be riskier than investing in larger, more established companies. Securities of small-cap or medium-cap companies may trade less frequently and in smaller volumes than securities of larger companies.

●	Interest Rate Risks: The Fund’s investments in fixed income securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value.

●	Credit Risks: An issuer may be unable or unwilling to make timely payments of principal and interest or to otherwise honor its obligations.

●	American Depositary Receipts Risks: Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

●	U.S. Government Obligations Risks: U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk. Securities issued by certain U.S. Government agencies and U.S. Government-sponsored enterprises are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. If a government-sponsored entity is unable to meet its obligation, the performance of the Fund may be adversely impacted.

Fort Pitt Capital Total Return Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

●	Investment Company Risks: When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF’s or mutual fund’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, Charles Schwab & Co., for the benefit of their customers, owned 69.07% of the outstanding shares of the Fund.

NOTE 9 – TRUSTEES AND OFFICERS

Effective March 22, 2024, Ms. Lillian Kabakali was appointed Secretary and Vice President of the Trust and Ms. Elaine Richards was appointed Assistant Secretary of the Trust. Previously, Ms. Kabakali served as Assistant Secretary and Ms. Richards served as Secretary and Vice President of the Trust. Effective June 6, 2024, Ms. Cheryl King retired from her service as Assistant Treasurer of the Trust.

Note 10 – REPORT OF THE FUND’S SPECIAL SHAREHOLDER MEETING

A Special Meeting of shareholders of the Fort Pitt Capital Total Return Fund (the “Acquired Fund”) took place on June 20, 2024 to approve one proposal:

PROPOSAL 1 – To approve the Agreement and Plan of Reorganization and Termination providing for (a) the acquisition of all of the assets of the Acquired Fund by a newly created series of North Square Investments Trust of the same name (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of all liabilities of the Acquired Fund and (b) the subsequent liquidation, termination and dissolution of the Acquired Fund.

All Fund shareholders of record at the close of business on April 30, 2023 (the “Record Date”), were entitled to vote. As of the Record Date, the Fort Pitt Capital Total Return Fund had 2,301,476 shares outstanding. 1,379,745 shares entitled to vote were present in person or by proxy.

With respect to PROPOSAL 1, of the 1,379,745 shares present in person or by proxy, 1,365,094 shares or 98.94% voted in favor (representing 59.31% of total outstanding shares), 14,014 shares voted against (representing 0.61% of total outstanding shares), and 653 shares abstained from voting (representing 0.03% of total outstanding shares

With more than 50% of the Fund’s outstanding shares voting in favor, the Proposal was approved.

Fort Pitt Capital Total Return Fund

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-866-688-8775 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Fort Pitt Capital Total Return Fund

PRIVACY POLICY

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FORT PITT CAPITAL TOTAL RETURN FUND

c/o U.S. Bank Global Fund Services

P.O. Box 701

Milwaukee, WI 53201-0701

1-866-688-8775

INVESTMENT ADVISOR

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, Pennsylvania 15220

DISTRIBUTOR

Quasar Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

CUSTODIAN

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

TRANSFER AGENT

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

1-866-688-8775

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

LEGAL COUNSEL

Sullivan & Worcester LLP

1251 Avenue of the Americas, 19th Floor

New York, New York 10020

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available by calling 1-866-688-8775 and on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-866-688-8775.

(b)	NOT APPLICABLE.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principle Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) NOT APPLICABLE.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s President and Treasurer reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE – disclosed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	NOT APPLICABLE to Registrant.

(a)(4)	NOT APPLICABLE

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Exchange Place Advisors Trust

By (Signature and Title)	/s/ Ian Martin

Ian Martin, Principal Executive Officer

Date	7/1/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ian Martin

Ian Martin, Principal Executive Officer

Date	7/1/2024

By (Signature and Title)	/s/ Zachary P. Richmond

Zachary P. Richmond, Principal Financial Officer

Date	7/1/2024